TRADE AND OTHER RECEIVABLES - By currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables
Trade receivables	Rp 9,301	Rp 9,222
Gross or Cost
Trade and other receivables
Trade receivables	14,844	13,553
Provision for impairment
Trade and other receivables
Trade receivables	(5,543)	(4,331)	Rp (2,990)
Related parties
Trade and other receivables
Trade receivables	2,014	1,864
Related parties | Gross or Cost
Trade and other receivables
Trade receivables	3,375	2,747
Related parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	3,368	2,706
Related parties | Gross or Cost | USD
Trade and other receivables
Trade receivables	7	41
Related parties | Gross or Cost | Others
Trade and other receivables
Trade receivables	0	0
Related parties | Provision for impairment
Trade and other receivables
Trade receivables	(1,361)	(883)
Third parties
Trade and other receivables
Trade receivables	7,287	7,358
Third parties | Gross or Cost
Trade and other receivables
Trade receivables	11,469	10,806
Third parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	9,977	9,781
Third parties | Gross or Cost | USD
Trade and other receivables
Trade receivables	1,372	968
Third parties | Gross or Cost | Malaysian ringgits
Trade and other receivables
Trade receivables	82	16
Third parties | Gross or Cost | Others
Trade and other receivables
Trade receivables	38	41
Third parties | Provision for impairment
Trade and other receivables
Trade receivables	Rp (4,182)	Rp (3,448)